Long-Term Debt, net - Annual Loan Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	$ 38,555	$ 37,163
Loan Balance	42,800
(a) EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	37,000
(b) Firment
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	800
(c) Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	5,000
Not later than one year
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	5,000
Not later than one year | (a) EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	0
Not later than one year | (b) Firment
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	0
Not later than one year | (c) Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	5,000
Later than one year and not later than two years
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	3,785
Later than one year and not later than two years | (a) EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	2,985
Later than one year and not later than two years | (b) Firment
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	800
Later than one year and not later than two years | (c) Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	0
Later than two years
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	34,015
Later than two years | (a) EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	34,015
Later than two years | (b) Firment
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	0
Later than two years | (c) Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	$ 0